Segment Data (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Segment Reporting [Abstract]
Schedule of Segment Information

The Company has recast its financial information and disclosures for the prior period to reflect the segment disclosures as if the current presentation had been in effect throughout all periods presented. The following tables present segment information for the three and nine months ended September 30, 2020 and 2019:

	For the Three Months Ended September 30, 2020				For the Nine Months Ended September 30, 2020
	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL
Revenues	$60,228	$-	$-	$60,228	$473,797	$749	$-	$474,546
Revenues from Foreign Operations	$60,228	$-	$-	$60,228	$473,797	$-	$-	$473,797
Loss from Operations	$(48,463)	$(154,612)	$(804,012)	$(1,007,087)	$(894,842)	$(723,921)	$(2,089,407)	$(3,708,170)

	For the Three Months Ended September 30, 2019				For the Nine Months Ended September 30, 2019
	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL
Revenues	$231,231	$-	$-	$231,231	$940,459	$-	$-	$940,459
Revenues from Foreign Operations	$231,231	$-	$-	$231,231	$940,459	$-	$-	$940,459
Loss from Operations	$(361,267)	$(180,414)	$(928,968)	$(1,470,649)	$(951,975)	$(695,275)	$(3,022,679)	$(4,669,929)

(1) Unallocated corporate operating losses resulting from general corporate overhead expenses not directly attributable to any one of the business segments.

The Company has recast its financial information and disclosures for the prior period to reflect the segment disclosures as if the current presentation had been in effect throughout all periods presented. The following tables present segment information for the year ended December 31, 2019 and 2018:

	For the Year ended December 31, 2019				For the Year ended December 31, 2018
	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL	Real Estate Development	Fashion (e-commerce)	Corporate(1)	TOTAL
Revenues	$1,272,772	$11,665	$-	$1,284,437	$3,099,608	$-	$-	$3,099,608
Revenues from Foreign Operations	$1,272,772	$-	$-	$1,272,772	$3,099,608	$-	$-	$3,099,608
Depreciation and Amortization	$146,398	$1,901	$48,139	$196,438	$133,251	$-	$38,498	$171,749
Loss from Operations	$(1,469,438)	$(1,230,285)	$(3,998,411)	$(6,698,134)	$349,252	$(767,006)	$(4,837,027)	$(5,254,781)
Interest Expense, net	$192,060	$47,034	$121,319	$360,413	$252,898	$18,786	$339,613	$611,297
Net Loss	$(1,559,766)	$(1,277,319)	$(4,119,730)	$(6,956,815)	$284,014	$(785,792)	$(5,176,640)	$(5,678,418)
Capital Expenditures	$129,325	$9,946	$-	$139,271	$237,222	$-	$54,991	$292,213
Total Property and Equipment, net	$2,866,861	$8,044	$39,810	$2,914,715	$2,884,415	$-	$87,949	$2,972,364
Total Property and Equipment, net in Foreign Countries	$2,866,861	$-	$-	$2,866,861	$2,884,415	$-	$-	$2,884,415
Total Assets	$5,020,788	$286,658	$612,914	$5,920,360	$5,132,705	$18,921	$495,865	$5,647,491

(1)	- Unallocated corporate assets not directly attributable to any one of the business segments.